SIGNIFICANT TRANSACTIONS - Sale of Italy Joint Venture (Details) € in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 EUR (€)	Jul. 31, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of joint ventures [line items]
Gain / (loss) on disposal of discontinued operations				$ 0	$ 1,279	$ 0
Italy Joint Venture | Discontinued operations
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%
Cash consideration received	$ 2,830	€ 2,450
Derecognition of assets classified as held for sale	(1,599)
Release cumulative share of other comprehensive income / (loss) of Italy Joint Venture	(31)
Release cumulative foreign currency translation reserve related to Italy Joint Venture	79
Gain / (loss) on disposal of discontinued operations	$ 1,279